Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2012,

with respect to

Thrivent Partner Worldwide Allocation Fund

The summary sections of the prospectuses for Thrivent Partner Worldwide Allocation Fund (the “Fund”) are amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of each Fund prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.